PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Total Property, Plant and Equipment	$ 205,114,892	$ 32,516,436
Less Accumulated Depreciation and Amortization	(9,316,368)	(5,324,409)
Property, Plant and Equipment, Net	195,798,524	27,192,027
Depreciation expense	4,597,229	2,387,930
Land
Property, Plant and Equipment [Line Items]
Total Property, Plant and Equipment	70,782,068	8,966,874
Building
Property, Plant and Equipment [Line Items]
Total Property, Plant and Equipment	108,024,254	11,211,573
Furniture and Fixtures
Property, Plant and Equipment [Line Items]
Total Property, Plant and Equipment	316,395	44,519
Leaseholds Improvements
Property, Plant and Equipment [Line Items]
Total Property, Plant and Equipment	8,412,489	7,475,295
Equipment and Software
Property, Plant and Equipment [Line Items]
Total Property, Plant and Equipment	5,712,519	4,502,869
Construction in Progress
Property, Plant and Equipment [Line Items]
Total Property, Plant and Equipment	$ 11,867,167	$ 315,306